COMMITMENTS AND CONTINGENCIES - Registration Rights (Details) - Registration Rights - Cantor - Cartesian Growth Corporation III	May 01, 2025 item
COMMITMENTS AND CONTINGENCIES
Number of demands	3
Demand period from sales in IPO	5 years
Piggy Back period from sales in IPO	7 years